Derivative Financial Instruments - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details)
€ in Millions, £ in Millions, CAD in Millions, AUD in Millions, $ in Millions
	Jun. 30, 2015 EUR (€)	Jun. 30, 2015 GBP (£)	Jun. 30, 2015 AUD	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CAD	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 AUD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 GBP (£)	Dec. 31, 2013 AUD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets				$ 130					$ 143
Liabilities				(95)					(105)
Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									143					$ 64
Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									(105)					(153)
Derivatives designated as hedging instruments
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets				130					95
Liabilities				0					0
Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									95					17
Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									0					(30)
Derivatives not designated as hedging instruments
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets				0					48
Liabilities				(95)					(105)
Derivatives not designated as hedging instruments | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									48					47
Derivatives not designated as hedging instruments | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									(105)					(123)
AUD | Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | AUD			AUD 260					AUD 260					AUD 215
Assets				54					41
Liabilities				0					0
AUD | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									41					15
AUD | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									0					(16)
EUR | Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | €	€ 200					€ 200					€ 200
Assets				45					27
Liabilities				0					0
EUR | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									27					0
EUR | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									0					(6)
EUR | Derivatives not designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | €	€ 0					€ 22					€ 22
Assets				0					1
Liabilities				0					0
EUR | Derivatives not designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									1					0
EUR | Derivatives not designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									0					(3)
GBP | Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | £		£ 250					£ 250					£ 100
Assets				15					18
Liabilities				0					0
GBP | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									18					0
GBP | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									0					(8)
CAD | Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | CAD					CAD 110					CAD 110					CAD 75
Assets				16					9
Liabilities				0					0
CAD | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									9					2
CAD | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									0					0
USD | Derivatives not designated as hedging instruments | Interest rate contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount				5,000					5,750					5,750
Assets				0					47
Liabilities				$ (95)					(105)
USD | Derivatives not designated as hedging instruments | Interest rate contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets									47					47
USD | Derivatives not designated as hedging instruments | Interest rate contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities									$ (105)					$ (120)